INTEREST BEARING DEPOSITS WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2012
Interest Bearing Deposits In Banks Details [Abstract]
Interest Bearing Deposits In Banks Tables

	2011	2012
	(EUR in thousands)
Placements in EUR	2,886,597	2,535,738
Placements in other currencies	881,027	440,805
Total	3,767,624	2,976,543
Maturity analysis:
Up to 3 months	3,567,531	2,513,582
From 3 months to 1 year	26,045	46,283
Over 1 year	174,048	416,678
Total	3,767,624	2,976,543